Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2017
Registrant Name	ABERDEEN INVESTMENT FUNDS
Central Index Key	0000887210
Amendment Flag	false
Document Creation Date	May 31, 2017
Document Effective Date	May 31, 2017
Prospectus Date	Feb. 28, 2017
Aberdeen Select International Equity Fund | Class A
Prospectus:
Trading Symbol	BJBIX
Aberdeen Select International Equity Fund | Institutional Class
Prospectus:
Trading Symbol	JIEIX
Aberdeen Select International Equity Fund II | Class A
Prospectus:
Trading Symbol	JETAX
Aberdeen Select International Equity Fund II | Institutional Class
Prospectus:
Trading Symbol	JETIX